Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Accrued Liabilities [Abstract]
Schedule of Other Accrued Liabilities

The Company’s other accrued liabilities consisted of the following as of December 31, 2024 and 2023:

	December 31,
	2024	2023

Professional consultants’ expenses	$110,345	$332,690
Vendor liabilities	-	112,635
Stamp tax	125,793	-
Related party interest short term loan	-	25,605
Accrued Board of Directors fees	47,586	184,672
Accrued bonus	-	960,025
Other accrued expenses	27,554	36,643

Total other accrued liabilities	$311,278	$1,652,270